Restructuring and Productivity Initiatives (Tables)	3 Months Ended
Mar. 29, 2015
Restructuring and Related Activities [Abstract]
Schedule of Productivity Charges Excluded from Segments
does not include restructuring and productivity charges in the results of its reportable segments. The pre-tax impact of allocating such charges to segment results would have been as follows:

	March 29, 2015	March 30, 2014
	(In millions)
North America	$3	$84
Europe	10	30
Asia/Pacific	3	10
Latin America	1	—
RIMEA	—	1
Non-Operating	—	16
Total productivity charges	$17	$141

Schedule of Accrued Liabilities
Activity in other accrued liability balances for restructuring and productivity charges incurred were as follows:

	Severance and other severance related costs	Other exit costs (a)	Total
	(In millions)
Accrual balance at December 28, 2014	$53	$26	$79
2015 restructuring and productivity initiatives	5	10	15
Cash payments	(30)	(6)	(36)
Accrual balance at March 29, 2015	$28	$30	$58
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(a) Other exit costs primarily represent professional fees, and contract and lease termination costs.